Significant Accounting Policies (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Significant Accounting Policies [Line Items]
Impairment loss (in Yuan Renminbi)
Impairment charge (in Yuan Renminbi)		¥ 0.3
US [Member]
Significant Accounting Policies [Line Items]
Convenience translation	1
RMB [Member]
Significant Accounting Policies [Line Items]
Convenience translation	7.1636
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue	32.10%	11.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue	19.40%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue	13.40%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue	10.00%